Loans and Allowance for Loan Losses (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Loans and Leases Receivable, Related Parties [Roll Forward]
Balance at December 31, 2013	$ 4,837
New loans	478
Amounts collected	(375)
Balance at December 31, 2014	$ 4,940